UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
BlackRock Premier Government Institutional Fund BlackRock Select Treasury Strategies Institutional Fund BlackRock Treasury Strategies Institutional Fund FFI Government Fund FFI Treasury Fund

Master Institutional Money Market LLC Master Premier Government Institutional Portfolio Master Treasury Strategies Institutional Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions

            Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC	$219,322,477

Total Investments (Cost — $219,322,477) — 100.1%	219,322,477
Liabilities in Excess of Other Assets — (0.1)%	(166,358)

Net Assets — 100.0%	$219,156,119

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $219,322,477 and 100.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report. As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) July 31, 2018	BlackRock Select Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Select Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$202,594,374

Total Investments (Cost — $202,594,374) — 100.1%	202,594,374
Liabilities in Excess of Other Assets — (0.1)%	(288,854)

Net Assets — 100.0%	$202,305,520

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $202,594,374 and 45.3%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) July 31, 2018	BlackRock Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$244,597,234

Total Investments (Cost — $244,597,234) — 100.1%	244,597,234
Liabilities in Excess of Other Assets — (0.1)%	(219,584)

Net Assets — 100.0%	$244,377,650

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $244,597,234 and 54.7%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) July 31, 2018	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations(a) — 13.2%
Federal Home Loan Bank Discount Notes:
1.90%, 08/22/18	$940	$938,961
1.92%, 09/06/18	7,000	6,986,595
1.97%, 09/21/18	710	708,029
2.00%, 10/26/18	500	497,623

Total U.S. Government Sponsored Agency Obligations — 13.2% (Cost — $9,131,208)		9,131,208

U.S. Treasury Obligations(a) — 5.8%
U.S. Treasury Bills, 1.85%, 08/09/18	4,000	3,998,378

Total U.S. Treasury Obligations — 5.8% (Cost — $3,998,378)		3,998,378

Total Repurchase Agreements — 79.5%		55,000,000

Total Investments — 98.5% (Cost — $68,129,586*)		68,129,586
Other Assets Less Liabilities — 1.5%		1,019,484

Net Assets — 100.0%		$69,149,070

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.93%	07/31/18	08/01/18	$10,000	$10,000	$10,000,529	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 6.50% due 08/16/18 to 02/20/48	$211,662,595	$10,415,173
Citigroup Global Markets, Inc.	1.93%	07/31/18	08/01/18	7,000	7,000	7,000,370	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 1.38% to 2.00%, due 12/31/18 to 02/15/25	7,157,300	7,140,013
HSBC Securities (USA), Inc.	1.93%	07/31/18	08/01/18	10,000	10,000	10,000,529	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 11/15/31 to 05/15/48	13,084,030	10,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	07/31/18	08/01/18	5,000	5,000	5,000,262	U.S. Treasury Obligation, 2.63%, due 07/31/20	5,105,100	5,100,097

1

Schedule of Investments (unaudited) (continued) July 31, 2018	FFI Government Fund

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%		07/31/18	08/01/18	$8,000	$8,000	$8,000,423	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 4.11%, due 07/20/47	$55,140,362	$8,400,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$13,000				$13,500,097

Mitsubishi UFJ Securities USA, Inc.	1.91%		07/31/18	08/01/18	1,000	1,000	1,000,052	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 2.16% to 4.00% due 06/20/42 to 07/01/48	4,203,247	1,020,073
Natixis SA	1.91	%(a)	07/31/18	08/01/18	3,000	3,000	3,000,157	U.S. Treasury Obligations, 0.13% to 5.38%, due 04/15/19 to 05/15/46	3,232,200	3,060,036
Natixis SA	1.93	%(a)	07/31/18	08/01/18	1,000	1,000	1,000,053	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 5.77% due 08/23/18 to 04/20/48	12,936,161	1,029,582

Total Natixis SA						$4,000				$4,089,618

TD Securities (USA) LLC	1.93%		07/31/18	08/01/18	10,000	10,000	10,000,529	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 3.5% due 07/01/46	12,770,565	10,300,000

						$55,000				$56,664,974

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2

Schedule of Investments (unaudited) (continued) July 31, 2018	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$68,129,586	$—	$68,129,586

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) July 31, 2018	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 136.3%
U.S. Treasury Bills(a):
1.88%, 08/02/18	$83,000	$82,995,733
1.87%, 08/09/18	25,000	24,989,778
1.91%, 08/16/18	45,585	45,549,267
1.91%, 08/23/18	18,675	18,653,538
1.78%, 08/30/18	60,000	59,910,866
1.94%, 09/20/18	15,000	14,960,417
1.98%, 10/04/18	2,850	2,840,171
2.02%, 10/18/18	25,000	24,892,750
2.01%, 10/25/18	1,285	1,279,024

Security	Par (000)	Value
U.S. Treasury Bills(a) (continued):
2.04%, 11/01/18	$23,500	$23,381,201
U.S. Treasury Notes:
0.75% - 1.25%, 10/31/18	6,850	6,832,485
2.75%, 02/15/19	5,000	5,013,961
1.13%, 02/28/19	495	491,792
(3 mo.Treasury money market yield + 0.07%), 2.05%, 04/30/19(b)	1,140	1,140,170

Total Investments — 136.3% (Cost — $312,931,153*)		312,931,153
Liabilities in Excess of Other Assets — (36.3)%		(83,258,173)

Net Assets — 100.0%		$229,672,980

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

1

Schedule of Investments (unaudited) (continued) July 31, 2018	FFI Treasury Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$312,931,153	$—	$312,931,153

Total	$—	$312,931,153	$—	$312,931,153

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 39.3%
Federal Home Loan Bank Discount Notes(a):
1.90%, 08/01/18 - 08/22/18	$23,300	$23,296,353
1.89%, 08/02/18 - 08/03/18	21,785	21,782,772
1.90%, 08/15/18	480	479,646
1.93%, 08/29/18	2,505	2,501,270
1.92%, 08/31/18 - 09/06/18	12,435	12,411,960
1.95%, 09/05/18	10,000	9,981,168
1.94%, 09/07/18	2,000	1,996,033
2.02%, 10/19/18	10,000	9,956,111
2.00%, 10/26/18	1,760	1,751,633
Freddie Mac Discount Notes, 1.90%, 08/20/18(a)	2,085	2,082,920

Total U.S. Government Sponsored Agency Obligations — 39.3% (Cost — $86,239,866)		86,239,866

Security	Par (000)	Value

U.S. Treasury Obligations — 11.4%
U.S. Treasury Bills(a):
2.02%, 10/18/18	$15,000	$14,935,650
2.01%, 10/25/18	10,000	9,953,486

Total U.S. Treasury Obligations — 11.4% (Cost — $24,889,136)		24,889,136

Total Repurchase Agreements — 41.0% (Cost — $90,000,000)		90,000,000

Total Investments — 91.7% (Cost — $201,129,002*)		201,129,002
Other Assets Less Liabilities — 8.3%		18,194,735

Net Assets — 100.0%		$219,323,737

*	Cost for U.S federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at Value
BNP Paribas Securities Corp.	1.91%	07/31/18	08/01/18	$25,000	$25,000	$25,001,308	U.S Treasury Obligation, 0.00% to 1.63% due 09/27/18 to 02/15/31	$25,671,990	$25,500,076
HSBC Securities (USA), Inc.	1.93%	07/31/18	08/01/18	5,000	5,000	5,000,264	U.S. Government Sponsored Agency Obligation, 3.50% due 04/20/48	5,200,683	5,100,001
J.P. Morgan Securities LLC	1.91%	07/31/18	08/01/18	15,000	15,000	15,000,785	U.S. Treasury Obligation, 2.00%, due 02/15/25	16,040,000	15,301,861
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	07/31/18	08/01/18	10,000	10,000	10,000,523	U.S. Treasury Obligation, 3.00%, due 05/15/45	10,332,100	10,200,006
	1.93%	07/31/18	08/01/18	10,000	10,000	10,000,529	U.S. Government Sponsored Agency Obligation and U.S Treasury Obligation, 3.00% to 4.11%, due 07/20/47 to 05/15/48	58,747,771	10,500,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$20,000				$20,700,006

Mitsubishi UFJ Securities USA, Inc	1.91%	07/31/18	08/01/18	5,000	5,000	5,000,262	U.S. Government Sponsored Agency Obligation, 3.27% to 5.50%, due 10/15/33 to 07/01/48	9,091,961	5,148,737
Mizuho Securities USA, Inc.	1.95%	07/31/18	08/01/18	10,000	10,000	10,000,534	U.S. Treasury Obligation, 0.63% to 2.88%, due 08/15/18 to 04/30/25	10,154,900	10,200,088

1

Schedule of Investments (unaudited) (continued) July 31, 2018	Master Premier Government Institutional Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at Value
TD Securities (USA) LLC	1.92%	07/31/18	08/01/18	$5,000	$5,000	$5,000,263	U.S. Treasury Obligations, 2.88% due 05/15/28	$5,112,400	$5,100,021
	1.93%	07/31/18	08/01/18	5,000	5,000	5,000,264	U.S. Government Sponsored Agency Obligation, 3.50%, due 07/01/46	6,385,283	5,150,001

Total TD Securities (USA) LLC					$10,000				$10,250,022

					$90,000				$92,200,791

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investment. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$201,129,002	$—	$201,129,002

(a)	See above Schedule of Investments for Values in each Security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations – 99.6%
U.S. Treasury Bills(a):
1.86%, 08/09/18	$96,000	$95,960,854
1.91%, 08/16/18	60,000	59,953,000
1.91%, 08/23/18	217,000	216,750,992
2.01%, 10/25/18	38,510	38,330,878
U.S. Treasury Notes:
1.38%, 09/30/18	15,000	14,985,624

Security	Par (000)	Value
U.S. Treasury Notes (continued):
1.50%, 01/31/19	$11,715	$11,674,087
1.38%, 02/28/19	2,940	2,925,209
2.04%, 07/31/19(b)	4,800	4,805,006

Total Investments — 99.6% (Cost — $445,385,650)		445,385,650
Other Assets Less Liabilities — 0.4%		1,805,957

Net Assets — 100.0%		$447,191,607

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$445,385,650	$—	$445,385,650

	$—	$445,385,650	$—	$445,385,650

(a)	See above Schedule of Investment for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

1

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 20, 2018